SHARE OPTIONS AND WARRANTS (Details Narrative)	1 Months Ended							12 Months Ended
	Feb. 28, 2022 shares $ / shares	May 31, 2021 shares $ / shares	Jul. 31, 2020 shares $ / shares	May 31, 2020 shares $ / shares	Apr. 30, 2020 shares $ / shares	Mar. 31, 2020 shares $ / shares	May 31, 2019 shares $ / shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2022 GBP (£) shares	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of option were exercised										250,000
Fair value charge of share option instruments deemed | $								$ 2,072,515		$ 2,682,050
Share based payment charge | $								1,718,727		$ 545,582
Share based payment charge forfeiture | $								$ 19,149
Weighted average contractual life of options outstanding								7 years 9 months 7 days	7 years 9 months 7 days	8 years 25 days
Warrants granted								147,969,396	147,969,396
Warrants exercised								147,969,396	147,969,396
Warrants exercised on cashless basic								242,716,000	242,716,000
Warrants exercised on issuances								238,543,360	238,543,360
Proceeds from warrants exercised | £									£ 1,045,332
Convertible loan notes [member]
IfrsStatementLineItems [Line Items]
Warrants granted		76,605,760
Weighted average exercise price, granted | $ / shares		$ 0.4
Warrants exercised	39,605,760
Warrants exercised on cashless basic	37,000,000
Warrants exercised on price reduction offer | $ / shares	$ 0.012
Warrants exercised on issuances	36,445,000
Convertible loan notes one [member]
IfrsStatementLineItems [Line Items]
Warrants granted	165,176,000
Weighted average exercise price, granted | $ / shares	$ 0.4
Warrants exercised	165,176,000
Warrants exercised on price reduction offer | $ / shares	$ 0.012
Warrants exercised on issuances	162,698,360
Lieu of professional fees [member]
IfrsStatementLineItems [Line Items]
Warrants granted				909,090
Weighted average exercise price, granted | $ / shares				$ 2.75
Lieu of broker-fees [member]
IfrsStatementLineItems [Line Items]
Warrants granted			750,000
Weighted average exercise price, granted | $ / shares			$ 14
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Share based payment charge | $								$ 61,721		$ 81,914
Consideration received | $								$ 35,000,000
Warrants exercisable price per share | $ / shares								$ 4.5
Warrants exercisable date								Jul. 17, 2023	Jul. 17, 2023
Warrants granted								241,781,760	241,781,760	37,833,960
Weighted average exercise price, granted | $ / shares								$ 0.5		$ 1.2
Warrants exercised								(390,145,396)	(390,145,396)
Fair value of warrants | $								$ 43,348		$ 108,873
Private placements [member]
IfrsStatementLineItems [Line Items]
Warrants granted	39,400,000				36,174,870	40,000,000	36,363,636
Weighted average exercise price, granted | $ / shares	$ 0.012				$ 0.55	$ 0.55	$ 1.35
Private placements one [member]
IfrsStatementLineItems [Line Items]
Warrants granted						35,825,130
Weighted average exercise price, granted | $ / shares						$ 0.55